Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2016
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2014, 2015 and 2016 are comprised of the following:

	2014	2015	2016
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	80,606	635,027	156,559
Derivative contracts:
Interest rate contracts (1)	(79,562)	265,324	319,225
Foreign exchange contracts	(13,167)	(93,601)	65,101
Equity-related contracts (1)	(41,607)	(101,988)	17,970
Credit-related contracts (2)	899	(15,171)	(1,731)
Other contracts	(6,856)	368	2,015

Total	(59,687)	689,959	559,139
Foreign exchange gains (losses)—net (3)	25,631	(34,520)	113,553

Net trading gains (losses)	(34,056)	655,439	672,692

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥8,660 million, ¥2,836 million and ¥5,230 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2014, 2015 and 2016, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.